4. NOTES PAYABLE - Components of Notes Payable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
TOTAL	$ 153,702	$ 172,214
Less current portion	114,544	126,116
Non-current portion	39,158	46,098
Lafayette Community Bank [Member]
TOTAL	66,156	72,596
Stockholder [Member]
TOTAL	50,000	50,000
Investor [Member]
TOTAL	35,000	45,000
Chase [Member]
TOTAL	$ 2,546	$ 4,618